Segmented Information - Reconciliation of Segment Mine Operating Earnings to Company's Earnings Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
General and administrative	$ (31,752)	$ (22,649)
Exploration and project development	(11,684)	(11,138)
Mine care and maintenance	(23,662)	0
Foreign exchange losses	(5,003)	(9,326)
Impairment charges (Note 13)	(40,050)	(27,789)
Gains on commodity and foreign currency contracts (Note 9)	3,315	4,930
Gains on sale of mineral properties, plant and equipment (Note 12)	3,858	7,973
Share of income from associate and dilution gain (Note 14)	15,245	13,679
Transaction and integration costs (Note 8)	(7,515)	(10,229)
Other expense (Note 27)	(4,936)	(3,659)
Earnings from operations	127,104	42,689
Loss on derivatives (Note 9)	(14)	(1,078)
Investment income (loss)	84,704	(284)
Interest and finance expense (Note 23)	(29,282)	(8,139)
Earnings before income taxes	182,512	33,188
Mine operating segments [member]
Disclosure of operating segments [line items]
Earnings from operations	$ 229,288	$ 100,897